PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

NOTE 20 — PROPERTY AND EQUIPMENT

	2017	2016
Year ended 31 December	US$’000	US$’000
Property and equipment, at cost	3,628	3,146
Accumulated depreciation	(2,382)	(1,935)
Total Property and Equipment	1,246	1,211

a) Movements in carrying amounts:
Balance at the beginning of the period	1,211	1,382
Amounts capitalized during the period	659	355
Amounts disposed of during the period	(122)	(151)
Depreciation expense	(502)	(375)
Balance at end of period	1,246	1,211